SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net loss (income) per share (Details) - USD ($)	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Interest Income	$ 5,729	$ 1,973
Net Earnings	8,734,669	$ (12,971,424)	$ (12,971,424)
Class A Common Stock
Net Earnings	$ 0
Weighted average shares outstanding of ordinary shares	23,000,000
Basic and diluted net income per ordinary shares	$ 0.00	$ 0.00
Class A ordinary shares subject to redemption
Weighted average shares outstanding of ordinary shares		23,000,000
Class A redeemable common stock
Interest Income		$ 1,973
Net Earnings		$ 1,973
Weighted average shares outstanding of ordinary shares		23,000,000
Basic and diluted net income per ordinary shares		$ 0.00
Class B redeemable common stock
Net Earnings		$ (12,971,424)
Redeemable Net Earnings		(1,973)
Non-Redeemable Net Loss		$ (12,973,397)
Weighted average shares outstanding of ordinary shares		5,194,656
Basic and diluted net income per ordinary shares		$ (2.50)
Class B ordinary shares
Net Earnings	$ 0
Weighted average shares outstanding of ordinary shares	5,750,000	5,194,656
Basic and diluted net income per ordinary shares	$ 1.52	$ (2.50)